Share - Based Payment (Tables)	12 Months Ended
Jun. 30, 2019
Statement [LineItems]
Summary of STI Performance Rights Granted

The model inputs for STI performance rights granted during the year ended June 30, 2019 included:

Grant date	September 28, 2018
Share price at grant date	$0.047
Expected price volatility of the Company’s shares	78%
Expected dividend yield	Nil
Risk-free interest rate	2.02%

The model inputs for STI performance rights granted during the year ended June 30, 2018 included:

Grant date	August 2, 2017	November 17, 2017	November 28, 2017	November 28, 2017
Share price at grant date	$0.020	$0.024	$0.023	$0.023
Expected price volatility of the Company’s shares	49%	73%	74%	74%
Expected dividend yield	Nil	Nil	Nil	Nil
Risk-free interest rate	1.75%	1.79%	1.88%	1.73%

The model inputs for STI performance rights granted during the year ended June 30, 2017 included:

Grant date	February 10, 2017
Share price at grant date	$0.035
Expected price volatility of the Company’s shares	54%
Expected dividend yield	Nil
Risk-free interest rate	1.80%

          The model inputs for STI performance rights granted during the year ended 30 June 2019 included:

Grant date	16 November 2018
Share price at grant date	$0.039
Expected price volatility of the Company’s shares	76%
Expected dividend yield	Nil
Risk-free interest rate	1.96%

          The model inputs for STI performance rights granted during the year ended June 30, 2018 included:

Grant date	17 November 2017
Share price at grant date	$0.024
Expected price volatility of the Company’s shares	73%
Expected dividend yield	Nil
Risk-free interest rate	1.79%

Summary of Total Expenses Arising From Share-based Payment Transactions

Total expenses arising from share-based payment transactions recognized during the period as part of employee benefit expense were as follows:

	Consolidated
	June 30, 2019 A$	June 30, 2018 A$
Employee share-based payment expense	1,581,987	2,263,843

	1,581,987	2,263,843

Equity incentive plan [member]
Statement [LineItems]
Summaries of Options Granted Under EIP

Set out below are summaries of options granted under the EIP:

There are no outstanding options under EIP at the beginning of the financial year 2019 and no option was granted during the year ended 30 June 2019.

2018 Grant date	Expiry date	Exercise price	Balance at start of the year Number	Granted during the year Number	Exercised during the year Number	Forfeited during the year Number	Balance at end of the year Number	Vested and exercisable at end of the year Number
December 23, 2013	June, 30, 2018	0.0774	1,515,752	—	—	(1,515,752)	—	—
January 24, 2014	June, 30, 2018	0.0774	165,116	—	—	(165,116)	—	—

Total			1,680,868	—	—	(1,680,868)	—	—

2017 Grant date	Expiry date	Exercise price	Balance at start of the year Number	Granted during the year Number	Exercised during the year Number	Forfeited during the year Number	Balance at end of the year Number	Vested and exercisable at end of the year Number
December 23, 2013	June, 30, 2018	0.0774	1,515,752	—	—	—	1,515,752	1,515,752
January 24, 2014	June, 30, 2018	0.0774	165,116	—	—	—	165,116	165,116

Total			1,680,868	—	—	—	1,680,868	1,680,868

Weighted average exercise price		0.0774					0.0774

Non Executive Directors [member] | Stock Option 1 [member]
Statement [LineItems]
Summaries of Options Granted Under EIP

Set out below are summaries of performance rights granted with shareholders’ approval.

2019 Grant date	Type of performance right granted	Fair value	Balance at start of the year Number	Granted during the year Number	Exercised during the year Number	Lapsed during the year Number	Balance at end of the year Number	Vested and exercisable at end of the year Number
November 25, 2016	Director rights	0.038	8,209,101	—	(2,736,367)	—	5,472,734	—
November 17, 2017	Director rights	0.021	13,272,356	—	(4,739,293)	—	8,533,063	—
November 21, 2018	Director rights	0.039	—	10,000,000	(2,500,000)	—	7,500,000	—

Total			21,481,457	10,000,000	(9,975,660)	—	21,505,797	—

2018 Grant date	Type of performance right granted	Fair value	Balance at start of the year Number	Granted during the year Number	Exercised during the year Number	Lapsed during the year Number	Balance at end of the year Number	Vested and exercisable at end of the year Number
November 14, 2014	Director rights	0.037	857,844	—	(857,844)	—	—	—
November 25, 2016	Director rights	0.038	10,023,350	—	(1,814,249)	—	8,209,101	—
November 17, 2017	Director rights	0.024	—	13,272,356	—	—	13,272,356	—

Total			10,881,194	13,272,356	(2,672,093)	—	21,481,457	—

2017 Grant date	Type of performance right granted	Fair value	Balance at start of the year Number	Granted during the year Number	Exercised during the year Number	Lapsed during the year Number	Balance at end of the year Number	Vested and exercisable at end of the year Number
November 14, 2014	Director rights	0.037	3,431,373	—	(2,573,529)	—	857,844	—
November 25, 2016	Director rights	0.038	—	10,023,350	—	—	10,023,350	—

Total			3,431,373	10,023,350	(2,573,529)	—	10,881,194	—

Ridgeback Capital Investments and Trout Group LLC. [member] | Stock Option 1 [member]
Statement [LineItems]
Summaries of Options Granted Under EIP

Set out below is a summary of the options granted to both parties:

2019 Grant date	Expiry date	Exercise price	Balance at start of the year Number	Granted during the year Number	Exercised during the year Number	Forfeited during the year Number	Balance at end of the year Number	Vested and exercisable at end of the year Number
July 31, 2015	August 5,2020	0.0237	371,445,231	—	—	—	371,445,231	371,445,231

July 31, 2015	August 5, 2021	0.025	8,475,995	—	—	—	8,475,995	8,475,995

October 30, 2015	October 30, 2020	0.057	793,103	—	—	—	793,103	793,103

March 7, 2016	March 7, 2021	0.040	1,026,272	—	—	—	1,026,272	1,026,272

Total			381,740,601	—	—	—	381,740,601	381,740,601